Stock options, retention securities and warrants - Stock options (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
Stock options, retention securities and warrants
Number of Options Outstanding | Options	9,275,900	11,777,700	10,545,500
Weighted average remaining contractual life (Years)	5 years 1 month 2 days
Weighted average exercise Price ($)	$ 2.31	$ 2.05	$ 1.91
Number of Options Exercisable | Options	8,233,796
Weighted average remaining contractual life (Years)	5 years 3 days
Weighted average exercise Price ($)	$ 2.17
1.01-1.50
Stock options, retention securities and warrants
Number of Options Outstanding | Options	98,000
Weighted average remaining contractual life (Years)	4 years 3 months 7 days
Weighted average exercise Price ($)	$ 1.13
Number of Options Exercisable | Options	98,000
Weighted average remaining contractual life (Years)	4 years 3 months 7 days
Weighted average exercise Price ($)	$ 1.13
1.51-2.00
Stock options, retention securities and warrants
Number of Options Outstanding | Options	5,215,000
Weighted average remaining contractual life (Years)	5 years 4 months 24 days
Weighted average exercise Price ($)	$ 1.79
Number of Options Exercisable | Options	5,215,000
Weighted average remaining contractual life (Years)	5 years 4 months 24 days
Weighted average exercise Price ($)	$ 1.79
2.01-2.50
Stock options, retention securities and warrants
Number of Options Outstanding | Options	928,000
Weighted average remaining contractual life (Years)	2 years 10 months 20 days
Weighted average exercise Price ($)	$ 2.14
Number of Options Exercisable | Options	903,000
Weighted average remaining contractual life (Years)	2 years 8 months 26 days
Weighted average exercise Price ($)	$ 2.14
2.51-3.00
Stock options, retention securities and warrants
Number of Options Outstanding | Options	926,500
Weighted average remaining contractual life (Years)	7 years 7 months 13 days
Weighted average exercise Price ($)	$ 2.83
Number of Options Exercisable | Options	549,250
Weighted average remaining contractual life (Years)	6 years 8 months 8 days
Weighted average exercise Price ($)	$ 2.82
3.01-3.50
Stock options, retention securities and warrants
Number of Options Outstanding | Options	1,165,900
Weighted average remaining contractual life (Years)	5 years 4 months 24 days
Weighted average exercise Price ($)	$ 3.24
Number of Options Exercisable | Options	1,139,900
Weighted average remaining contractual life (Years)	5 years 4 months 2 days
Weighted average exercise Price ($)	$ 3.23
3.51-4.00
Stock options, retention securities and warrants
Number of Options Outstanding | Options	942,500
Weighted average remaining contractual life (Years)	2 years 8 months 23 days
Weighted average exercise Price ($)	$ 3.83
Number of Options Exercisable | Options	328,646
Weighted average remaining contractual life (Years)	1 year 4 months 13 days
Weighted average exercise Price ($)	$ 3.88
Minimum | 1.01-1.50
Stock options, retention securities and warrants
Exercise Price ($)	1.01
Minimum | 1.51-2.00
Stock options, retention securities and warrants
Exercise Price ($)	1.51
Minimum | 2.01-2.50
Stock options, retention securities and warrants
Exercise Price ($)	2.01
Minimum | 2.51-3.00
Stock options, retention securities and warrants
Exercise Price ($)	2.51
Minimum | 3.01-3.50
Stock options, retention securities and warrants
Exercise Price ($)	3.01
Minimum | 3.51-4.00
Stock options, retention securities and warrants
Exercise Price ($)	3.51
Maximum | 1.01-1.50
Stock options, retention securities and warrants
Exercise Price ($)	1.5
Maximum | 1.51-2.00
Stock options, retention securities and warrants
Exercise Price ($)	2
Maximum | 2.01-2.50
Stock options, retention securities and warrants
Exercise Price ($)	2.5
Maximum | 2.51-3.00
Stock options, retention securities and warrants
Exercise Price ($)	3
Maximum | 3.01-3.50
Stock options, retention securities and warrants
Exercise Price ($)	3.5
Maximum | 3.51-4.00
Stock options, retention securities and warrants
Exercise Price ($)	$ 4